Shareholder Report, Line Graph (Details) 193073_Grayscale Ethereum Covered Call ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Sep. 04, 2025	Dec. 31, 2025
Grayscale Ethereum Covered Call ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Grayscale Ethereum Covered Call ETF NAV
Accumulated Value	$ 10,000	$ 7,486
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR Index
Accumulated Value	10,000	$ 10,658
CoinDesk Ethereum Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		CoinDesk Ethereum Index
Accumulated Value	$ 10,000	$ 6,638